Bank Loans and Notes Payable - Rollforward, Liabilities Arising from Financing Activities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 246,973	$ 172,630	$ 178,884
Cash Flows	(11,184)	56,283	(16,869)
Non-cash flows, Acquisition	1,540	1,765	4,104
Non-cash flows, New leases	7,871	7,982	7,490
Non-cash flows, Foreign Exchange movement	(123)	4,450	(1,651)
Non-cash flows, Others	7,863	3,863	672
Ending balance	252,940	246,973	172,630
Total Liabilities From Financing Activities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	188,665	117,951	128,664
Cash Flows	1,141	66,093	(8,021)
Non-cash flows, Acquisition			1,917
Non-cash flows, Foreign Exchange movement	675	5,034	(1,641)
Non-cash flows, Others	104	(413)	(2,968)
Ending balance	190,585	188,665	117,951
Short term Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	19,430	20,807	22,944
Cash Flows	(11,015)	(1,286)	(2,999)
Non-cash flows, Acquisition			1,917
Non-cash flows, Foreign Exchange movement	(939)	221	(397)
Non-cash flows, Others	104	(312)	(658)
Ending balance	7,580	19,430	20,807
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	169,235	97,144
Cash Flows	12,156	67,379
Non-cash flows, Foreign Exchange movement	1,614	4,813
Non-cash flows, Others		(101)
Ending balance	183,005	169,235	97,144
Notes Payable Excluding Financing Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		97,144	105,720
Cash Flows			(5,022)
Non-cash flows, Foreign Exchange movement			(1,244)
Non-cash flows, Others			(2,310)
Ending balance			97,144
Financing Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	58,308	54,679
Cash Flows		(9,810)
Non-cash flows, Acquisition		1,765
Non-cash flows, New leases		7,982
Non-cash flows, Foreign Exchange movement		(584)
Non-cash flows, Others		4,276
Ending balance		58,308	54,679
Financial leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	58,308	54,679	50,220
Cash Flows	(12,325)	(9,810)	(8,848)
Non-cash flows, Acquisition	1,540		2,187
Non-cash flows, New leases	7,871		7,490
Non-cash flows, Foreign Exchange movement	(798)		(10)
Non-cash flows, Others	7,759		3,640
Ending balance	$ 62,355	$ 58,308	$ 54,679